Common Stock (Details) - Common Stock [Member] - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Class A Common Stock Voting [Member]
Common Stock [Line Items]
Common stock shares authorized	200,000,000
Common stock par value (in Dollars per share)	$ 0.001
Common stock shares issued	165,000,000
Class B Common Stock Non-Voting [Member]
Common Stock [Line Items]
Common stock shares issued	35,000,000
Class A Common Stock [Member]
Common Stock [Line Items]
Common stock shares issued	108,975,000	108,975,000
Common stock shares outstanding	108,975,000	108,975,000